Stockholders' Equity (Deficit) (Employee Stock Purchase Plan) (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2014	Jan. 01, 2008
Stockholders Equity (Deficit) [Abstract]
Employee stock purchase plan, shares allocated for issuance		250,000
Percentage of market value of common stock	85.00%